Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	£ 456	£ 343	£ 1,452
Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(48)	10	111
Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	507	335	1,335
Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(5)	(3)	9
Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	516	338	1,320
Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(4)	0	6
Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(3)	(2)	6
Stage 1
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(165)	295	(191)
Stage 1 | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(14)	31	20
Stage 1 | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(148)	266	(217)
Stage 1 | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(5)	(3)	9
Stage 1 | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(139)	269	(232)
Stage 1 | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(4)	0	6
Stage 1 | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(3)	(2)	6
Stage 2 £m
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(320)	(289)	771
Stage 2 £m | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(34)	(19)	92
Stage 2 £m | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(286)	(270)	679
Stage 2 £m | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 2 £m | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(286)	(270)	679
Stage 2 £m | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 2 £m | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 3
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	946	410	881
Stage 3 | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	(2)	(1)
Stage 3 | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	946	412	882
Stage 3 | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 3 | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	946	412	882
Stage 3 | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
Stage 3 | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(5)	(73)	(9)
POCI | Provisions in relation to loan commitments and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI | Financial assets at amortised cost
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(5)	(73)	(9)
POCI | Financial assets at amortised cost | Loans and advances to banks
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI | Financial assets at amortised cost | Loans and advances to customers
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	(5)	(73)	(9)
POCI | Financial assets at amortised cost | Debt securities
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	0	0	0
POCI | Financial assets at fair value through other comprehensive income
Disclosure of attribution of expenses by nature to their function [line items]
Total impairment (credit) charge	£ 0	£ 0	£ 0